Summary of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Noncontrolling Interest [Line Items]
Beginning balance	$ 11,236
Capital contribution from noncontrolling interest shareholders	12,164	$ 4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet		6,533
Gain (loss) attributed to noncontrolling interest shareholders	1,333	121
Ending balance	24,029	11,236
Noncontrolling interest
Noncontrolling Interest [Line Items]
Beginning balance	11,236
Capital contribution from noncontrolling interest shareholders	11,074	4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet		6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	386	(242)
Gain (loss) attributed to noncontrolling interest shareholders	1,333	121
Ending balance	24,029	11,236
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | Noncontrolling interest
Noncontrolling Interest [Line Items]
Beginning balance	4,981
Capital contribution from noncontrolling interest shareholders	11,074	4,824
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	362	(69)
Gain (loss) attributed to noncontrolling interest shareholders	494	226
Ending balance	16,911	4,981
Xiamen NetinNet Software Co., Ltd. | Noncontrolling interest
Noncontrolling Interest [Line Items]
Beginning balance	6,255
Noncontrolling interest shareholders resulting from the acquisition of NetinNet		6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	24	(173)
Gain (loss) attributed to noncontrolling interest shareholders	839	(105)
Ending balance	$ 7,118	$ 6,255